Investor A C Institutional and Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000 Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.64%	9.39%	14.55%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.31%	6.57%	11.88%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.96%	6.94%	11.37%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.00%	9.69%	14.42%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	10.86%	15.47%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.26%	10.20%	14.81%